Stockholders' Equity (Deficit) (Details)	Dec. 31, 2022 shares
Class of Stock [Line Items]
Total shares of common stock reserved	32,120,077
Warrants
Class of Stock [Line Items]
Total shares of common stock reserved	18,106,559
Options to purchase common stock and RSUs
Class of Stock [Line Items]
Total shares of common stock reserved	4,374,189
Shares reserved for future grants
Class of Stock [Line Items]
Total shares of common stock reserved	2,639,329
Earnout shares
Class of Stock [Line Items]
Total shares of common stock reserved	7,000,000